                               VARIABLE ACCOUNT B
                       OF MONARCH LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2003




This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.





[MONARCH LIFE INSURANCE COMPANY LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                         REPORT OF INDEPENDENT AUDITORS

To the Receiver of Monarch Life Insurance Company and Policyowners of Variable Account B of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account B of Monarch Life Insurance Company at December 31, 2003 and 2002, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2004

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                          COST            SHARES/UNITS        MARKET VALUE
ASSETS                                                ------------        ------------        ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
 Oppenheimer Money Fund                               $ 14,384,289         14,384,289         $ 14,384,289
 Oppenheimer Bond Fund                                   4,983,707            456,806            5,216,724
 Oppenheimer Aggressive Growth Fund                     17,044,212            312,750           11,481,050
 Oppenheimer Capital Appreciation Fund                  29,375,173            699,639           24,277,471
 Oppenheimer Multiple Strategies Fund                   38,148,209          2,447,564           38,965,225
 Oppenheimer High Income Fund                            8,925,239          1,111,123            9,566,771
                                                      ------------                            ------------
                                                       112,860,829                             103,891,530
                                                      ------------                            ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
 2005 Trust                                              1,751,934          2,282,613            2,273,163
 2006 Trust                                                713,389            953,129              941,606
 2007 Trust                                                132,003            190,818              180,697
 2008 Trust                                                318,004            507,814              451,259
 2009 Trust                                                 14,919             18,026               15,263
 2010 Trust                                                351,132            622,853              493,231
 2019 Trust                                                 15,410             37,188               16,494
                                                      ------------                            ------------
                                                         3,296,791                               4,371,713
                                                      ------------                            ------------
Total Invested Assets                                 $116,157,620                             108,263,243
                                                      ============

Dividends Receivable                                                                                 2,651
Pending Trades                                                                                      14,089
                                                                                              ------------
 Total Assets                                                                                  108,279,983
                                                                                              ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                        1,361,538
                                                                                              ------------
 Total Liabilities                                                                               1,361,538
                                                                                              ------------
 Net Assets                                                                                   $106,918,445
                                                                                              ============


NET ASSETS
For Variable Life Insurance Policies                                                          $106,838,264
Unamortized Allocated Policy Loading (Note 1)                                                       80,181
                                                                                              ------------
Total Net Assets                                                                              $106,918,445
                                                                                              ============
















   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002
________________________________________________________________________________





                                                                 COST             SHARES/UNITS          MARKET VALUE
                                                             -----------          ------------          ------------
ASSETS

Investment in Oppenheimer Variable Account Funds, at Market Value (Note 2):

 Oppenheimer Money Fund                                      $17,936,925          17,936,925            $17,936,925

 Oppenheimer Bond Fund                                         6,934,976             612,488              6,927,149

 Oppenheimer Aggressive Growth Fund                           22,237,173             335,690              9,812,213

 Oppenheimer Capital Appreciation Fund                        30,859,207             726,250             19,332,762

 Oppenheimer Multiple Strategies Fund                         39,019,074           2,491,114             32,783,057

 Oppenheimer High Income Fund                                  8,393,997           1,141,730              8,574,393
                                                             -----------                               ------------
                                                             125,381,352                                 95,366,499
                                                             -----------                               ------------


Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):

 2005 Trust                                                    1,913,683           2,502,004              2,438,153

 2006 Trust                                                      741,578             992,068                954,032

 2007 Trust                                                      163,478             235,906                217,659

 2008 Trust                                                      329,541             525,645                454,909

 2009 Trust                                                        1,252               2,052                  1,690

 2010 Trust                                                      334,817             607,410                465,811

 2019 Trust                                                       57,885             160,768                 69,230
                                                            ------------                               ------------
                                                               3,542,234                                  4,601,484
                                                            ------------                               ------------
Total Invested Assets                                       $128,923,586                                 99,967,983
                                                            ============


Dividends Receivable                                                                                          5,317

Pending Trades                                                                                               52,493
                                                                                                       ------------
 Total Assets                                                                                           100,025,793
                                                                                                       ------------


LIABILITIES

Payable to Monarch Life Insurance Company                                                                   860,956
                                                                                                       ------------

 Total Liabilities                                                                                          860,956
                                                                                                       ------------

 Net Assets                                                                                             $99,164,837
                                                                                                       ============


NET ASSETS

For Variable Life Insurance Policies                                                                    $99,045,044

Unamortized Allocated Policy Loading (Note 1 )                                                              119,793
                                                                                                       ------------
 Total Net Assets                                                                                       $99,164,837
                                                                                                       ============




    The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                        AGGRESSIVE    CAPITAL      MULTIPLE
                                                                MONEY          BOND       GROWTH    APPRECIATION  STRATEGIES
                                                                 FUND          FUND        FUND         FUND         FUND
                                                   TOTAL       DIVISION      DIVISION    DIVISION     DIVISION     DIVISION
Investment Income:
  Dividends...................................  $  2,274,570  $   139,861  $   378,802  $        --  $    79,604  $ 1,017,992
Expenses:
  Risk Charges and Administrative Expenses....      (658,683)    (116,347)     (38,082)     (67,550)    (130,616)    (222,367)
Transaction Charges...........................      (15,305)           --           --           --           --           --
                                                ------------  -----------  -----------  -----------  -----------  -----------
  Net Investment Income (Loss)................     1,600,582       23,514      340,720      (67,550)     (51,012)     795,625
                                                ------------  -----------  -----------  -----------  -----------  -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses).................    (4,901,492)          --     (198,742)  (4,521,660)    (848,465)    (128,891)
  Net Unrealized Gains (Losses)...............    21,061,228           --      240,845    6,861,797    6,428,743    7,053,033
  Capital Gain Distributions..................            --           --           --           --           --           --
                                                ------------  -----------  -----------  -----------  -----------  -----------
    Net Gains.................................    16,159,736           --       42,103    2,340,137    5,580,278    6,924,142
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net Increase in Net Assets
  Resulting from Operations...................    17,760,318       23,514      382,823    2,272,587    5,529,266    7,719,767
                                                ------------  -----------  -----------  -----------  -----------  -----------

Transfers of Net Premiums.....................        15,190        1,356        1,243        1,325          973        8,732
Transfers of Policy Loading, Net..............       (39,611)      (9,623)      (1,956)      (6,218)      (7,120)     (13,599)
Transfers Due to Deaths.......................    (3,356,347)  (1,046,746)    (505,598)    (445,221)    (252,723)    (836,493)
Transfers Due to Other Terminations...........    (4,246,994)  (1,688,483)    (334,383)    (507,765)    (889,495)    (573,017)
Transfers Due to Policy Loans.................       (29,085)     (48,060)      17,583       16,708        1,043       (2,810)
Transfers of Cost of Insurance................    (2,073,686)    (361,452)    (150,516)    (181,862)    (403,601)    (686,607)
Transfers of Net Loan Cost....................      (276,177)     (44,876)     (19,890)     (11,174)     (74,221)     (90,667)
Transfers Among Investment Divisions..........            --      187,602   (1,164,427)     388,072      739,506      173,628
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions.......   (10,006,710)  (3,010,282)  (2,157,944)    (746,135)    (885,638)  (2,020,833)
                                                ------------  -----------  -----------  -----------  -----------  -----------

Total Increase (Decrease) in Net Assets.......     7,753,608   (2,986,768)  (1,775,121)   1,526,452    4,643,628    5,698,934
Net Assets - Beginning of Year................    99,164,837   17,190,688    6,927,149    9,812,213   19,332,762   32,783,057
                                                ------------  -----------  -----------  -----------  -----------  -----------
Net Assets - End of Year......................  $106,918,445  $14,203,920  $ 5,152,028  $11,338,665  $23,976,390  $38,481,991
                                                ============  ===========  ===========  ===========  ===========  ===========


                                                    HIGH
                                                   INCOME
                                                    FUND        2005
                                                  DIVISION    DIVISION
Investment Income:
  Dividends...................................  $  658,311  $       --
Expenses:
  Risk Charges and Administrative Expenses....     (54,769)    (14,913)
Transaction Charges...........................          --      (8,007)
                                                ----------  ----------
  Net Investment Income (Loss)................     603,542     (22,920)
                                                ----------  ----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses).................     696,525      54,534
  Net Unrealized Gains (Losses)...............     461,137      (3,241)
  Capital Gain Distributions..................          --          --
                                                ----------  ----------
    Net Gains.................................   1,157,662      51,293
                                                ----------  ----------

Net Increase in Net Assets
  Resulting from Operations...................   1,761,204      28,373
                                                ----------  ----------

Transfers of Net Premiums.....................       1,561          --
Transfers of Policy Loading, Net..............        (819)        (77)
Transfers Due to Deaths.......................    (198,586)    (55,170)
Transfers Due to Other Terminations...........    (204,472)         (1)
Transfers Due to Policy Loans.................      (9,735)     (4,689)
Transfers of Cost of Insurance................    (187,400)    (44,648)
Transfers of Net Loan Cost....................     (25,697)     (4,271)
Transfers Among Investment Divisions..........    (262,321)    (55,909)
                                                ----------  ----------

Net Increase (Decrease) in Net Assets.........
  Resulting from Principal Transactions.......    (887,469)   (164,765)
                                                ----------  ----------

Total Increase (Decrease) in Net Assets.......     873,735    (136,392)
Net Assets - Beginning of Year................   8,574,393   2,381,305
                                                ----------  ----------
Net Assets - End of Year......................  $9,448,128  $2,244,913
                                                ==========  ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003 (Continued)
--------------------------------------------------------------------------------

                                                   2006        2007        2008         2009       2010        2019
                                                 DIVISION    DIVISION    DIVISION     DIVISION   DIVISION    DIVISION


Investment Income:
  Dividends                                      $     --    $     --    $     --     $    --     $     --    $     --

Expenses:
  Risk Charges and Administrative Expenses         (6,376)     (1,285)     (2,702)        (65)      (3,307)       (304)
  Transaction Charges                              (3,252)       (659)     (1,550)        (36)      (1,652)       (149)
                                                 --------    --------    --------     -------     --------    --------
    Net Investment Income (Loss)                   (9,628)     (1,944)     (4,252)       (101)      (4,959)       (453)
                                                 --------    --------    --------     -------     --------    --------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                       9,956      10,659       4,213         162        4,853      15,364
  Net Unrealized Gains (Losses)                    15,763      (5,488)      7,886         (93)      11,106     (10,260)
  Capital Gain Distributions                           --          --          --          --           --          --
                                                 --------    --------    --------     -------     --------    --------
    Net Gains                                      25,719       5,171      12,099          69       15,959       5,104
                                                 --------    --------    --------     -------     --------    --------
Net Increase in Net Assets
  Resulting from Operations                        16,091       3,227       7,847         (32)      11,000       4,651
                                                 --------    --------    --------     -------     --------    --------

Transfers of Net Premiums                              --          --          --          --           --          --
Transfers of Policy Loading, Net                      (43)       (112)         --          --          (44)         --
Transfers Due to Deaths                                --          --          --          --           --     (15,810)
Transfers Due to Other Terminations                (8,954)    (34,034)       (318)        (35)        (825)     (5,212)
Transfers Due to Policy Loans                         784          --          --          --           44          47
Transfers of Cost of Insurance                    (20,308)     (5,930)    (11,159)       (417)     (11,162)     (8,624)
Transfers of Net Loan Cost                         (1,160)       (177)       (782)       (123)      (1,398)     (1,741)
Transfers Among Investment Divisions              (10,528)     (2,181)     (4,850)     13,986       23,669     (26,247)
                                                 --------    --------    --------     -------     --------    --------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions           (40,209)    (42,434)    (17,109)     13,411       10,284     (57,587)
                                                 --------    --------    --------     -------     --------    --------

Total Increase (Decrease) in Net Assets           (24,118)    (39,207)     (9,262)     13,379       21,284     (52,936)
Net Assets -- Beginning of Year                   954,006     217,653     454,899       1,690      465,799      69,223
                                                 --------    --------    --------     -------     --------    --------
Net Assets -- End of Year                        $929,888    $178,446    $445,637     $15,069     $487,083    $ 16,287
                                                 ========    ========    ========     =======     ========    ========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         AGGRESSIVE
                                                                         MONEY            BOND            GROWTH
                                                                          FUND            FUND             FUND
                                                       TOTAL           DIVISION          DIVISION        DIVISION
                                                    ------------      -----------      -----------      -----------
Investment Income:
  Dividends                                         $  3,185,258      $   303,950      $   391,942      $    88,213
Expenses:
  Risk Charges and Administrative Expenses              (707,515)        (137,447)         (37,243)         (78,221)
  Transaction Charges                                    (15,363)              --               --               --
                                                    ------------      -----------      -----------      -----------
    Net Investment Income (Loss)                       2,462,380          166,503          354,699            9,992
                                                    ------------      -----------      -----------      -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                         (8,499,211)              --          (73,550)      (6,456,528)
  Net Unrealized Gains (Losses)                       (9,943,528)              --          233,060        2,178,563
  Capital Gain Distributions                             556,351               --               --               --
                                                    ------------      -----------      -----------      -----------
    Net Gains and (Losses)                           (17,886,388)              --          159,510       (4,277,965)
                                                    ------------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                          (15,424,008)         166,503          514,209       (4,267,973)
                                                    ------------      -----------      -----------      -----------

Transfers of Net Premiums                                 10,021              349               --            1,309
Transfers of Policy Loading, Net                         (55,830)         (11,428)          (1,787)          (7,285)
Transfers Due to Deaths                               (2,724,790)        (672,638)        (121,809)         (45,350)
Transfers Due to Other Terminations                   (5,692,635)      (1,712,383)        (167,175)        (251,593)
Transfers Due to Policy Loans                         (1,108,011)         177,578          (18,489)         (61,170)
Transfers of Cost of Insurance                        (2,256,924)        (393,386)        (142,338)        (244,463)
Transfers of Net Loan Cost                              (310,117)         (50,167)         (20,404)         (43,931)
Transfers Among Investment Divisions                          --       (1,724,944)       1,411,035       (1,310,523)
                                                    ------------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions              (12,138,286)      (4,387,019)         939,033       (1,943,006)
                                                    ------------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets              (27,562,294)      (4,220,516)       1,453,242       (6,210,979)
Net Assets - Beginning of Year                       126,727,131       21,411,204        5,473,907       16,023,192
                                                    ------------      -----------      -----------      -----------
Net Assets - End of Year                            $ 99,164,837      $17,190,688      $ 6,927,149      $ 9,812,213
                                                    ============      ===========      ===========      ===========

                                                       CAPITAL         MULTIPLE           HIGH
                                                    APPRECIATION      STRATEGIES         INCOME
                                                        FUND             FUND             FUND             2005
                                                      DIVISION         DIVISION         DIVISION         DIVISION
                                                    ------------      -----------      -----------      -----------
Investment Income:
  Dividends                                         $    148,870      $ 1,340,431      $  911,852      $       --
Expenses:
  Risk Charges and Administrative Expenses              (150,144)        (229,382)        (46,069)        (14,873)
  Transaction Charges                                         --               --              --          (7,954)
                                                    ------------      -----------      ----------      ----------
    Net Investment Income (Loss)                          (1,274)       1,111,049         865,783         (22,827)
                                                    ------------      -----------      ----------      ----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                         (1,233,360)         169,902        (994,857)         20,434
  Net Unrealized Gains (Losses)                       (6,748,598)      (6,154,170)        157,126         176,959
  Capital Gain Distributions                                  --          556,351              --              --
                                                    ------------      -----------      ----------      ----------
    Net Gains and (Losses)                            (7,981,958)      (5,427,917)       (837,731)        197,393
                                                    ------------      -----------      ----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                           (7,983,232)      (4,316,868)         28,052         174,566
                                                    ------------      -----------      ----------      ----------

Transfers of Net Premiums                                    985            7,378              --              --
Transfers of Policy Loading, Net                         (17,778)         (16,411)           (791)            (99)
Transfers Due to Deaths                                 (744,214)      (1,104,680)        (35,750)           (349)
Transfers Due to Other Terminations                   (1,067,707)      (2,131,457)       (320,430)        (57,428)
Transfers Due to Policy Loans                           (416,902)        (593,773)       (148,681)        (46,881)
Transfers of Cost of Insurance                          (505,654)        (715,440)       (176,268)        (42,095)
Transfers of Net Loan Cost                               (70,240)         (88,287)        (26,117)         (4,237)
Transfers Among Investment Divisions                    (708,883)        (233,068)      2,739,127         108,283
                                                    ------------      -----------      ----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions               (3,530,393)      (4,875,738)      2,031,090         (42,806)
                                                    ------------      -----------      ----------      ----------

Total Increase (Decrease) in Net Assets              (11,513,625)      (9,192,606)      2,059,142         131,760
Net Assets - Beginning of Year                        30,846,387       41,975,663       6,515,251       2,249,545
                                                    ------------      -----------      ----------      ----------
Net Assets - End of Year                            $ 19,332,762      $32,783,057      $8,574,393      $2,381,305
                                                    ============      ===========      ==========      ==========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (Continued)
--------------------------------------------------------------------------------

                                                2006        2007        2008        2009          2010         2019
                                              Division    Division    Division    Division      Division     Division
                                              --------    --------    --------    --------      --------     --------
Investment Income:
 Dividends                                  $       --    $     --    $     --    $    --       $    --      $    --
Expenses:
 Risk Charges and Administrative Expenses       (6,927)     (1,334)     (2,531)       (11)       (2,930)        (403)
 Transaction Charges                            (3,575)       (691)     (1,454)        (7)       (1,470)        (212)
                                            ----------    --------    --------    -------      --------      -------
  Net Investment Income (Loss)                 (10,502)     (2,025)     (3,985)       (18)       (4,400)        (615)
                                            ----------    --------    --------    -------      --------      -------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                    60,326       1,440       3,103         68         2,818          993
 Net Unrealized Gains (Losses)                  47,704      24,606      59,720        208        69,511       11,783
 Capital Gain Distributions                         --          --          --         --            --           --
                                            ----------    --------    --------    -------      --------      -------
  Net Gains and (Losses)                       108,030      26,046      62,823        276        72,329       12,776
                                            ----------    --------    --------    -------      --------      -------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                      97,528      24,021      58,838        258        67,929       12,161
                                            ----------    --------    --------    -------      --------      -------

Transfers of Net Premiums                           --          --          --         --            --           --
Transfers of Policy Loading, Net                   (74)       (131)         (3)        --           (42)          (1)
Transfers Due to Deaths                             --          --          --         --            --           --
Transfers Due to Other Terminations                489         (73)        (90)        --           (92)      15,304
Transfers Due to Policy Loans                       --          --          --         --           307           --
Transfers of Cost of Insurance                 (19,357)     (5,238)    (10,127)      (233)       (9,331)     (12,994)
Transfers of Net Loan Cost                        (659)       (165)       (624)       (92)       (1,114)      (4,080)
Transfers Among Investment Divisions          (291,247)     10,109          48         (1)           50           14
                                            ----------    --------    --------    -------      --------      -------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions        (310,848)      4,502     (10,796)      (326)      (10,222)      (1,757)
                                            ----------    --------    --------    -------      --------      -------

Total Increase (Decrease) in Net Assets       (213,320)     28,523      48,042        (68)       57,707       10,404
Net Assets - Beginning of Year               1,167,326     189,130     406,857      1,758       408,092       58,819
                                            ----------    --------    --------    -------      --------      -------
Net Assets - End of Year                    $  954,006    $217,653    $454,899    $ 1,690      $465,799      $69,223
                                            ==========    ========    ========    =======      ========      =======


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of thirteen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. Seven divisions each invest solely in the units of the seven corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Trust is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyowner in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyowner's investment base in equal installments at the beginning of the second through eleventh policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has bee revoked by the insurance departments of the states of Hawaii (1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Washington (2000), and Wyoming
(1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyowners participating in the Account.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust are stated at market value which is the net asset value per share and per unit of the respective funds and series trusts of the Funds and the Merrill Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds and the Merrill Trust are reinvested in additional shares and units, respectively, and are recorded as income by the Account on the ex-dividend date.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account for the year ended December 31, 2003 are shown below:


                                             PURCHASES           SALES
                                            -----------       -----------
Oppenheimer Money Fund                      $15,961,268       $19,513,877
Oppenheimer Bond Fund                           568,742         2,321,362
Oppenheimer Aggressive Growth Fund            1,855,337         2,526,638
Oppenheimer Capital Appreciation Fund         2,083,675         2,719,244
Oppenheimer Multiple Strategies Fund          2,536,028         3,278,001
Oppenheimer High Income Fund                 12,521,263        12,686,546
2005 Trust                                       26,537           242,819
2006 Trust                                        2,221            40,357
2007 Trust                                           --            42,133
2008 Trust                                           --            15,750
2009 Trust                                       14,074               569
2010 Trust                                       28,889            17,428
2019 Trust                                       12,734            70,578
                                            -----------       -----------
Totals                                      $35,610,768       $43,475,302
                                            ===========       ===========

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyowner's investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Merrill Trust to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyowner's investment base.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003, are shown below:

                                                                    Net Increase
                                       Issued         Redeemed       (Decrease)
                                      --------       ----------     ------------
Money Fund Division                    804,664         951,537        (146,873)
Bond Fund Division                      25,084          76,704         (51,620)
Aggressive Growth Fund Division         68,687          83,411         (14,724)
Capital Appreciation Fund Division      51,124          62,172         (11,048)
Multiple Strategies Fund Division       67,395         106,056         (38,661)
High Income Fund Division              300,172         320,896         (20,724)
2005 Division                            1,104           2,864          (1,760)
2006 Division                               91             860            (769)
2007 Division                               --             976            (976)
2008 Division                               28             264            (236)
2009 Division                              340              --             340
2010 Division                              757             298             459
2019 Division                            3,469           7,074          (3,605)


NOTE 7-POLICY CHANGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner's investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee and/or an excess reallocation fee. These fees (if applicable) would be deducted from a policyowner's investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by product from .60% to 2.00%. A policyowner's investment base is reduced by the net loan cost.

Monarch Life may charge a $25 reallocation fee to policyowners who reallocate investment base more than five times a year. For certain products, Monarch Life charges a $12.50 quarterly administrative fee.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 8-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2003, 2002, and 2001, consists of the following:

                                                   AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                                        --------------------------------------  ---------------------------------------------------
                                                                                               EXPENSES AS A
                                                    SEPARATE                                    % OF AVERAGE
                                                     ACCOUNT       POLICYOWNER  INVESTMENT       INVESTMENT            TOTAL
                                                      INDEX         INVESTMENT    INCOME           BASE**            RETURN***
           2003                       UNITS     LOWEST TO HIGHEST      BASE       RATIO*     LOWEST TO HIGHEST   LOWEST TO HIGHEST
           ----                     ---------   -----------------  -----------  ----------   -----------------   ------------------
Money Fund Division                   619,875   $22.81 to $23.92   $14,382,320       0.83%   .50%    to   .75%    0.04%  to   0.29%
Bond Fund Division                    125,549    40.43 to  42.41     5,216,727       6.15%   .50%    to   .75%    5.98%  to   6.26%
Aggressive Growth Fund Division       223,002    50.52 to  52.80    11,481,049       0.00%   .50%    to   .75%   24.65%  to  24.97%
Capital Appreciation Fund Division    301,845    78.60 to  82.44    24,277,471       0.38%   .50%    to   .75%   29.96%  to  30.30%
Multiple Strategies Fund Division     857,927    44.50 to  46.46    38,965,225       2.89%   .50%    to   .75%   24.02%  to  24.36%
High Income Fund Division             200,249    47.01 to  49.17     9,566,766       8.06%   .50%    to   .75%   23.03%  to  23.34%
2005 Division                          28,868    76.96 to  80.73     2,273,102         --    .84%    to  1.09%    1.08%  to   1.34%
2006 Division                          23,624    39.26 to  41.07       941,566         --    .84%    to  1.09%    1.63%  to   1.89%
2007 Division                           4,402    40.47 to  42.24       180,687         --    .84%    to  1.09%    1.50%  to   1.78%
2008 Division                           9,576    45.96 to  47.83       451,232         --    .84%    to  1.09%    1.57%  to   1.83%
2009 Division                             380    39.31 to  40.81        15,259         --    .84%    to  1.09%    1.73%  to   1.97%
2010 Division                          12,367    39.50 to  40.90       493,201         --    .84%    to  1.09%    2.15%  to   2.38%
2019 Division                           1,223    13.49 to  13.65        16,492         --    .84%    to  1.09%    1.89%  to   2.17%


           2002
           ----
Money Fund Division                   766,748   $22.80 to $23.85   $17,772,271       1.57%   .50%    to   .75%    0.71%  to   0.93%
Bond Fund Division                    177,169    38.15 to  39.91     6,927,187       6.40%   .50%    to   .75%    8.20%  to   8.48%
Aggressive Growth Fund Division       237,726    40.53 to  42.25     9,811,493       0.73%   .50%    to   .75%  (28.33%) to (28.16%)
Capital Appreciation Fund Division    312,893    60.48 to  63.27    19,332,333       0.64%   .50%    to   .75%  (27.41%) to (27.23%)
Multiple Strategies Fund Division     896,588    35.88 to  37.36    32,783,334       3.73%   .50%    to   .75%  (11.08%) to (10.86%)
High Income Fund Division             220,973    38.21 to  39.86     8,574,035      12.29%   .50%    to   .75%   (3.12%) to  (2.90%)
2005 Division                          30,628    76.14 to  79.66     2,380,888         --    .84%    to  1.09%    7.59%  to   7.87%
2006 Division                          24,393    38.63 to  40.31       955,858         --    .84%    to  1.09%    9.90%  to  10.20%
2007 Division                           5,378    39.87 to  41.50       217,674         --    .84%    to  1.09%   12.31%  to  12.59%
2008 Division                           9,812    45.25 to  46.97       454,559         --    .84%    to  1.09%   14.41%  to  14.70%
2009 Division                              40    38.64 to  40.02         1,594         --    .84%    to  1.09%   16.04%  to  16.34%
2010 Division                          11,908    38.67 to  39.95       464,894         --    .84%    to  1.09%   16.76%  to  17.09%
2019 Division                           4,828    13.24 to  13.36        64,124         --    .84%    to  1.09%   18.85%  to  19.07%


           2001
           ----
Money Fund Division                   963,011   $22.64 to $23.63   $22,095,176      17.09%   .50%    to   .75%    3.08%  to   3.34%
Bond Fund Division                    151,781    35.26 to  36.79     5,473,642       1.95%   .50%    to   .75%    6.97%  to   7.25%
Aggressive Growth Fund Division       278,630    56.55 to  58.81    16,022,530       0.60%   .50%    to   .75%  (31.79%) to (31.61%)
Capital Appreciation Fund Division    363,293    83.32 to  86.94    30,863,141       0.52%   .50%    to   .75%  (13.24%) to (13.01%)
Multiple Strategies Fund Division   1,022,765    40.35 to  41.91    41,997,806      21.47%   .50%    to   .75%    1.45%  to   1.71%
High Income Fund Division             161,606    39.44 to  41.05     6,515,015      43.88%   .50%    to   .75%    1.20%  to   1.46%
2005 Division                          31,158    70.77 to  73.85     2,249,076         --    .84%    to  1.09%    7.89%  to   8.16%
2006 Division                          32,727    35.15 to  36.58     1,168,467         --    .84%    to  1.09%    7.58%  to   7.86%
2007 Division                           5,255    35.50 to  36.86       189,146         --    .84%    to  1.09%    6.79%  to   7.06%
2008 Division                          10,057    39.55 to  40.95       406,587         --    .84%    to  1.09%    5.95%  to   6.22%
2009 Division                              49    33.30 to  34.40         1,674         --    .84%    to  1.09%    4.93%  to   5.20%
2010 Division                          12,194    33.12 to  34.12       407,332         --    .84%    to  1.09%    3.60%  to   3.86%
2019 Division                           4,886    11.14 to  11.22        54,608         --    .84%    to  1.09%   (1.59%) to  (1.34%)

* These ratios represent dividends received by the Account's divisions from the underlying investments, divided by the respective division's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account's unit values. The recognition of investment income by the Account's divisions is affected by the timing of the declaration of dividends by the underlying investments.

** These ratios represent the expenses of the Account (consisting of primarily of mortality and expense risk charges) which result in a direct reduction to the Account's unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

*** These ratios represent the total return of the Account's divisions. The ratios include changes in the values of the underlying investments, and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

NOTE 10-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds and the Merrill Trust, that the Account satisfies the current requirements of the regulations.

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51260 2/04